Vanguard® Ultra-Short Bond ETF
Schedule of Investments (unaudited)
As of March 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Asset-Backed/Commercial Mortgage-Backed Securities (12.2%)
[1]	Ally Auto Receivables Trust Class A2 Series 2022-1	2.670%	4/15/25	4,858	4,819
[1]	Ally Auto Receivables Trust Class A2 Series 2022-2	4.620%	10/15/25	12,500	12,460
[1]	Ally Auto Receivables Trust Class A3 Series 2022-1	3.310%	11/15/26	3,500	3,424
[1,2]	American Credit Acceptance Receivables Trust Class B Series 2021-4	0.860%	2/13/26	396	394
[1]	American Express Credit Account Master Trust Class A Series 2022-3	3.750%	8/15/27	380	373
[1]	AmeriCredit Automobile Receivables Trust Class A2A Series 2022-2	4.200%	12/18/25	8,049	7,985
[1]	AmeriCredit Automobile Receivables Trust Class A3 Series 2021-2	0.340%	12/18/26	2,457	2,391
[1]	Americredit Automobile Receivables Trust Class A3 Series 2023-1	5.620%	11/18/27	4,850	4,919
[1,2]	ARI Fleet Lease Trust Class A2 Series 2021-A	0.370%	3/15/30	2,616	2,584
[1,2]	ARI Fleet Lease Trust Class A2 Series 2022-A	3.120%	1/15/31	867	854
[1,2]	Ari Fleet Lease Trust Class A2 Series 2023-A	5.410%	2/17/32	2,760	2,760
[1,2]	ARI Fleet Lease Trust Class A3 Series 2022-A	3.430%	1/15/31	500	483
[1]	BA Credit Card Trust Class A1 Series 2022-A1	3.530%	11/15/27	160	156
[1]	BMW Vehicle Lease Trust Class A3 Series 2023-1	5.160%	11/25/25	2,500	2,495
[1]	BMW Vehicle Owner Trust Class A2A Series 2022-A	2.520%	12/26/24	3,458	3,425
[1]	BMW Vehicle Owner Trust Class A3 Series 2022-A	3.210%	8/25/26	4,250	4,136
[1]	Capital One Multi-Asset Execution Trust Class A3 Series 2021-A3	1.040%	11/15/26	1,181	1,111
[1]	Capital One Prime Auto Receivables Trust Class A2 Series 2021-1	0.320%	2/18/25	366	363
[1]	Capital One Prime Auto Receivables Trust Class A2 Series 2023-1	5.200%	5/15/26	4,550	4,546
[1]	Capital One Prime Auto Receivables Trust Class A2a Series 2022-2	3.740%	9/15/25	7,256	7,165
[1]	CarMax Auto Owner Trust Class A2 Series 2022-1	0.910%	2/18/25	1,587	1,573
[1]	CarMax Auto Owner Trust Class A2A Series 2021-4	0.240%	11/15/24	192	191
[1]	CarMax Auto Owner Trust Class A2A Series 2023-1	5.230%	1/15/26	5,080	5,068

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	CarMax Auto Owner Trust Class A3 Series 2022-2	3.490%	2/16/27	1,200	1,174
[1]	Carvana Auto Receivables Trust Class A2 Series 2021-P3	0.380%	1/10/25	177	177
[1]	Carvana Auto Receivables Trust Class A3 Series 2022-P1	3.350%	2/10/27	1,500	1,451
[1,2]	Chase Auto Owner Trust Class A2 Series 2022-AA	3.860%	10/27/25	5,721	5,682
[1]	CNH Equipment Trust Class A2 Series 2021-C	0.330%	1/15/25	374	371
[1]	CNH Equipment Trust Class A2 Series 2022-B	3.940%	12/15/25	2,790	2,768
[1]	CNH Equipment Trust Class A2 Series 2022-C	5.420%	7/15/26	5,630	5,639
[1]	CNH Equipment Trust Class A3 Series 2020-A	1.160%	6/16/25	63	63
[1,2,3,4]	Connecticut Avenue Securities Trust Class 1M1 Series 2021-R01, SOFR30A + 0.750%	5.310%	10/25/41	591	588
[1]	Daimler Trucks Retail Trust Class A2 Series 2022-1	5.070%	9/16/24	4,171	4,158
[1,2]	Dell Equipment Finance Trust Class A2 Series 2021-2	0.330%	12/22/26	232	231
[1,2]	Dell Equipment Finance Trust Class A2 Series 2022-2	4.030%	7/22/27	3,200	3,172
[1,2]	Dell Equipment Finance Trust Class A3 Series 2023-1	5.650%	9/22/28	5,590	5,588
[1]	Discover Card Execution Note Trust Class A Series 2022-A4	5.030%	10/15/27	7,500	7,584
[1]	Discover Card Execution Note Trust Class A3 Series 2022-A3	3.560%	7/15/27	345	337
[1,2]	DLLAD LLC Class A2 Series 2021-1A	0.350%	9/20/24	1,076	1,067
[1,2]	DLLAD LLC Class A2 Series 2023-1	5.190%	4/20/26	2,230	2,228
[1,2]	DLLMT LLC Class A2 Series 2021-1	0.600%	3/20/24	409	407
[1,2]	DLLST LLC Class A3 Series 2022-1A	3.400%	1/21/25	3,000	2,941
[1,2]	DLLST LLC Class A4 Series 2022-1A	3.690%	9/20/28	1,500	1,452
[1,2]	Donlen Fleet Lease Funding 2 LLC Class A2 Series 2021-2	0.560%	12/11/34	902	876
[1]	Drive Auto Receivables Trust Class A3 Series 2021-3	0.790%	10/15/25	348	346
[1,2]	DT Auto Owner Trust Class A Series 2021-3A	0.330%	4/15/25	121	121
[1,2]	DT Auto Owner Trust Class A Series 2021-4	0.560%	9/15/25	292	289
[1,2]	DT Auto Owner Trust Class A Series 2022-2A	2.880%	6/15/26	2,709	2,676
[1,2]	Enterprise Fleet Financing LLC Class A2 Series 2021-2	0.480%	5/20/27	3,003	2,885
[1,2]	Enterprise Fleet Financing LLC Class A2 Series 2023-1	5.510%	1/22/29	5,000	5,008
[1]	Exeter Automobile Receivables Trust Class A3 Series 2022-2A	2.800%	11/17/25	2,320	2,301
[1,2,3,4]	Fannie Mae Connecticut Avenue Securities Class 2M1 Series 2021-R02, SOFR + 0.900%	5.460%	11/25/41	1,237	1,225
[1,2]	Flagship Credit Auto Trust Class A Series 2021-2	0.370%	12/15/26	708	698
[1,2]	Flagship Credit Auto Trust Class A Series 2021-3	0.360%	7/15/27	711	690
[1,2]	Flagship Credit Auto Trust Class A Series 2021-4	0.810%	7/17/26	736	714

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Ford Credit Auto Lease Trust Class A3 Series 2021-B	0.370%	10/15/24	3,380	3,336
[1]	Ford Credit Auto Lease Trust Class A4 Series 2022-A	3.370%	7/15/25	1,750	1,719
[1]	Ford Credit Auto Lease Trust Class C Series 2021-A	0.780%	9/15/25	1,050	1,039
[1]	Ford Credit Auto Lease Trust Class C Series 2022-A	4.180%	10/15/25	1,250	1,219
[1,2]	Ford Credit Auto Owner Trust Class A Series 2018-2	3.470%	1/15/30	1,860	1,850
[1,2]	Ford Credit Auto Owner Trust Class A Series 2019-1	3.520%	7/15/30	6,330	6,370
[1,2]	Ford Credit Auto Owner Trust Class A Series 2020-1	2.040%	8/15/31	8,890	8,432
[1]	Ford Credit Auto Owner Trust Class A2A Series 2022-B	3.440%	2/15/25	6,209	6,158
[1]	Ford Credit Auto Owner Trust Class A2A Series 2022-C	4.520%	4/15/25	3,502	3,491
[1]	Ford Credit Auto Owner Trust Class A2A Series 2022-D	5.370%	8/15/25	3,750	3,748
[1]	Ford Credit Auto Owner Trust Class A3 Series 2023-A	4.650%	2/15/28	3,580	3,587
[1]	Ford Credit Auto Owner Trust Class A4 Series 2021-A	0.300%	4/15/24	173	173
[1]	Ford Credit Floorplan Master Owner Trust Class A Series 2019-4	2.440%	9/15/26	1,235	1,190
[1]	Ford Credit Floorplan Master Owner Trust Class A Series 2020-1B	0.980%	9/15/25	1,100	1,076
[1]	Ford Credit Floorplan Master Owner Trust Class A1 Series 2020-1	0.700%	9/15/25	4,720	4,623
[1]	Ford Credit Floorplan Master Owner Trust Class D Series 2020-1	2.120%	9/15/25	500	491
[1,2,3,4]	Freddie Mac STACR REMICS Trust Class M1 Series 2021-DNA6, SOFR30A + 0.800%	5.360%	10/25/41	1,408	1,392
[1,2]	GLS Auto Receivables Issuer Trust Class A Series 2021-3A	0.420%	1/15/25	23	23
[1,2]	GLS Auto Receivables Issuer Trust Class A Series 2021-4A	0.840%	7/15/25	413	408
[1,2]	GLS Auto Receivables Trust Class A Series 2022-1A	1.980%	8/15/25	694	686
[1]	GM Financial Automobile Leasing Trust Class A3 Series 2023-1	5.160%	4/20/26	3,500	3,503
[1]	GM Financial Automobile Leasing Trust Class A4 Series 2022-2	3.540%	5/20/26	2,750	2,701
[1]	GM Financial Automobile Leasing Trust Class B Series 2022-2	4.020%	5/20/26	1,750	1,710
[1]	GM Financial Consumer Automobile Receivables Trust Class A2 Series 2022-1	0.760%	2/18/25	1,209	1,197
[1]	GM Financial Consumer Automobile Receivables Trust Class A2A Series 2022-3	3.500%	9/16/25	8,417	8,332
[1]	GM Financial Consumer Automobile Receivables Trust Class A2a Series 2022-4	4.600%	11/17/25	12,500	12,447
[1]	GM Financial Consumer Automobile Receivables Trust Class A2A Series 2023-1	5.190%	3/16/26	3,230	3,226
[1,4]	GS Mortgage Securities Trust Class B Series 2013-GC12	3.777%	6/10/46	350	349
[1]	Harley-Davidson Motorcycle Trust Class A2A Series 2023-A	5.320%	6/15/26	3,500	3,506

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Harley-Davidson Motorcycle Trust Class A3 Series 2022-A	3.060%	2/15/27	1,250	1,222
[1,2]	Hertz Vehicle Financing III LLC Class A Series 2022-3A	3.370%	3/25/25	1,760	1,729
[1,2]	Hertz Vehicle Financing III LLC Class C Series 2022-3A	4.350%	3/25/25	510	490
[1]	Honda Auto Receivables Owner Trust Class A2 Series 2022-2	3.810%	3/18/25	4,750	4,721
[1]	Honda Auto Receivables Owner Trust Class A3 Series 2019-4	1.830%	1/18/24	18	18
[1]	Honda Auto Receivables Owner Trust Class A3 Series 2023-1	5.040%	4/21/27	3,500	3,524
[1,2]	HPEFS Equipment Trust Class A2 Series 2022-1A	1.020%	5/21/29	750	742
[1,2]	HPEFS Equipment Trust Class A3 Series 2021-2A	0.360%	9/20/28	2,085	2,062
[1,2]	HPEFS Equipment Trust Class A3 Series 2022-2A	3.760%	9/20/29	1,780	1,752
[1,2]	Hyundai Auto Lease Securitization Trust Class A2 Series 2021-C	0.240%	1/16/24	114	114
[1,2]	Hyundai Auto Lease Securitization Trust Class A2 Series 2022-A	0.810%	4/15/24	1,827	1,816
[1,2]	Hyundai Auto Lease Securitization Trust Class A3 Series 2021-B	0.330%	6/17/24	1,027	1,016
[1,2]	Hyundai Auto Lease Securitization Trust Class B Series 2021-A	0.610%	10/15/25	4,150	4,093
[1]	Hyundai Auto Receivables Trust Class A2 Series 2022-B	3.640%	5/15/25	4,622	4,577
[1]	Hyundai Auto Receivables Trust Class A2A Series 2020-C	5.350%	11/17/25	5,230	5,221
[1]	Hyundai Auto Receivables Trust Class A2A Series 2021-C	0.360%	10/15/24	1,831	1,819
[1]	John Deere Owner Trust Class A2 Series 2022-B	3.730%	6/16/25	3,117	3,092
[1]	John Deere Owner Trust Class A2 Series 2023-A	5.280%	3/16/26	6,750	6,770
[1]	John Deere Owner Trust Class A3 Series 2023-A	5.010%	11/15/27	4,000	4,040
[1,2]	JPMorgan Chase Bank NA - CACLN Class B Series 2021-2	0.889%	12/26/28	2,117	2,046
[1,2]	Kubota Credit Owner Trust Class A2 Series 2022-2A	4.070%	6/17/25	3,905	3,866
[1,2]	Kubota Credit Owner Trust Class A2 Series 2023-1A	5.400%	2/17/26	3,800	3,797
[1]	Mercedes-Benz Auto Lease Trust Class A3 Series 2021-B	0.400%	11/15/24	4,563	4,463
[1]	Mercedes-Benz Auto Receivables Trust Class A2 Series 2022-1	5.260%	10/15/25	7,690	7,685
[1]	Mercedes-Benz Auto Receivables Trust Class A2 Series 2023-1	5.090%	1/15/26	3,660	3,654
[1]	Nissan Auto Receivables Owner Trust Class A2 Series 2022-B	4.500%	8/15/25	6,530	6,494
[1,2,4]	RESIMAC Bastille Trust Class A1B Series 2021-2NCA, SOFR + 0.740%	5.569%	2/3/53	839	833
[1,2]	Santander Bank NA - SBCLN Class B Series 2021-1A	1.833%	12/15/31	682	655
[1]	Santander Drive Auto Receivables Trust Class A3 Series 2022-3	3.400%	12/15/26	4,600	4,537
[1]	Santander Drive Auto Receivables Trust Class A3 Series 2022-4	4.140%	2/16/27	1,750	1,727

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Santander Drive Auto Receivables Trust Class A3 Series 2022-5	4.110%	8/17/26	4,200	4,156
[1]	Santander Drive Auto Receivables Trust Class A3 Series 2022-6	4.490%	11/16/26	1,130	1,119
[1]	Santander Drive Auto Receivables Trust Class A3 Series 2023-1	4.880%	4/15/27	4,390	4,382
[1,2]	Santander Retail Auto Lease Trust Class A3 Series 2021-B	0.510%	8/20/24	2,701	2,642
[1,2]	Santander Retail Auto Lease Trust Class A3 Series 2021-C	0.500%	3/20/25	497	488
[1,2]	Santander Retail Auto Lease Trust Class A4 Series 2022-B	3.330%	10/20/26	1,250	1,210
[1,2]	Santander Retail Auto Lease Trust Class B Series 2022-B	3.850%	3/22/27	1,750	1,694
[1,2]	Tesla Auto Lease Trust Class A2 Series 2021-B	0.360%	9/22/25	919	905
[1]	Toyota Auto Receivables Owner Trust Class A2 Series 2023-A	5.050%	1/15/26	3,000	2,993
[1]	Toyota Auto Receivables Owner Trust Class A2A Series 2022-C	3.830%	8/15/25	7,156	7,090
[1]	Toyota Auto Receivables Owner Trust Class A2A Series 2022-D	5.270%	1/15/26	8,150	8,161
[1,2]	Usaa Auto Owner Trust Class A2 Series 2022-A	4.600%	2/18/25	10,140	10,104
[1]	Verizon Master Trust Class A Series 2022-6	3.670%	1/22/29	4,820	4,697
[1]	Verizon Master Trust Class A1A Series 2022-5	3.720%	7/20/27	7,500	7,401
[1]	Verizon Master Trust Class B Series 2022-1	1.270%	1/20/27	3,500	3,457
[1]	Verizon Master Trust Class B Series 2022-1	1.390%	1/20/27	1,500	1,481
[1]	Verizon Owner Trust Class C Series 2019-C	2.160%	4/22/24	3,000	2,996
[1]	Verizon Owner Trust Class C Series 2020-B	0.830%	2/20/25	2,740	2,666
[1]	Volkswagen Auto Lease Trust Class A2 Series 2022-A	3.020%	10/21/24	7,649	7,562
[1,2]	Westlake Automobile Receivables Trust Class A2A Series 2021-2A	0.320%	4/15/25	660	656
[1,2]	Westlake Automobile Receivables Trust Class A3 Series 2021-3A	0.950%	6/16/25	2,780	2,728
[1,2]	Westlake Automobile Receivables Trust Class A3 Series 2022-1A	2.420%	7/15/25	1,900	1,860
[1,2]	Wheels Fleet Lease Funding 1 LLC Class A Series 2022-1A	2.470%	10/18/36	587	574
[1]	World Omni Auto Receivables Trust Class A2 Series 2021-D	0.350%	12/16/24	414	412
[1]	World Omni Auto Receivables Trust Class A2 Series 2022-C	3.730%	3/16/26	7,699	7,612
[1]	World Omni Auto Receivables Trust Class A2A Series 2022-D	5.510%	3/16/26	7,000	7,010
[1]	World Omni Auto Receivables Trust Class A2A Series 2023-A	5.180%	7/15/26	2,720	2,714
[1]	World Omni Automobile Lease Securitization Trust Class A4 Series 2022-A	3.340%	6/15/27	540	529
[1]	World Omni Automobile Lease Securitization Trust Class B Series 2022-A	3.670%	6/15/27	790	768
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $418,082)					415,206
Corporate Bonds (75.0%)
Communications (4.1%)
	AT&T Inc.	0.000%	2/21/24	14,900	14,106
	AT&T Inc.	0.900%	3/25/24	199	190
	British Telecommunications plc	4.500%	12/4/23	630	626

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Charter Communications Operating LLC / Charter Communications Operating Capital	4.500%	2/1/24	1,289	1,276
	Comcast Corp.	3.700%	4/15/24	2,225	2,199
[2]	Cox Communications Inc.	2.950%	6/30/23	9,540	9,471
[2]	Deutsche Telekom International Finance BV	2.485%	9/19/23	11,829	11,686
	Discovery Communications LLC	3.800%	3/13/24	2,000	1,964
	Discovery Communications LLC	3.900%	11/15/24	3,774	3,675
	Fox Corp.	4.030%	1/25/24	16,098	15,922
	Interpublic Group of Cos. Inc.	4.200%	4/15/24	4,096	4,035
[2]	Magallanes Inc.	3.428%	3/15/24	6,906	6,750
[2]	NTT Finance Corp.	0.583%	3/1/24	10,905	10,458
[2]	NTT Finance Corp.	4.142%	7/26/24	5,540	5,493
	Omnicom Group Inc. / Omnicom Capital Inc.	3.650%	11/1/24	1,800	1,764
	Rogers Communications Inc.	4.100%	10/1/23	928	920
	Sprint LLC	7.875%	9/15/23	7,895	7,959
	Take-Two Interactive Software Inc.	3.300%	3/28/24	20,892	20,448
	Verizon Communications Inc.	0.750%	3/22/24	16,482	15,812
	Vodafone Group plc	3.750%	1/16/24	4,500	4,443
	Walt Disney Co.	3.700%	9/15/24	1,870	1,846
					141,043
Consumer Discretionary (5.5%)
	Amazon.com Inc.	2.800%	8/22/24	2,600	2,544
	Amazon.com Inc.	4.700%	11/29/24	15,000	15,104
	Amazon.com Inc.	3.800%	12/5/24	1,920	1,905
	American Honda Finance Corp.	3.450%	7/14/23	1,453	1,444
	American Honda Finance Corp.	0.650%	9/8/23	3,500	3,431
	American Honda Finance Corp.	3.625%	10/10/23	22,631	22,439
	American Honda Finance Corp.	3.550%	1/12/24	4,182	4,138
	American Honda Finance Corp.	2.900%	2/16/24	899	882
	American Honda Finance Corp.	2.400%	6/27/24	2,500	2,427
	American Honda Finance Corp.	0.550%	7/12/24	5,700	5,404
	AutoZone Inc.	3.125%	7/15/23	3,561	3,537
[2]	BMW US Capital LLC	3.800%	4/6/23	1,430	1,430
[2]	BMW US Capital LLC	3.450%	4/12/23	6,480	6,478
[2]	BMW US Capital LLC	2.250%	9/15/23	6,446	6,356
[2]	BMW US Capital LLC	0.800%	4/1/24	2,615	2,512
[2]	BMW US Capital LLC	3.150%	4/18/24	2,313	2,269
[2]	ERAC USA Finance LLC	2.700%	11/1/23	13,691	13,456
	General Motors Financial Co. Inc.	5.100%	1/17/24	2,282	2,275
	General Motors Financial Co. Inc.	1.200%	10/15/24	5,865	5,500
	General Motors Financial Co. Inc.	3.800%	4/7/25	4,760	4,626
[2]	Mercedes-Benz Finance North America LLC	3.700%	5/4/23	547	546
[2]	Mercedes-Benz Finance North America LLC	3.650%	2/22/24	4,280	4,222
[2]	Mercedes-Benz Finance North America LLC	0.750%	3/1/24	2,760	2,651
[2]	Mercedes-Benz Finance North America LLC	2.700%	6/14/24	2,600	2,534
[2]	Mercedes-Benz Finance North America LLC	3.250%	8/1/24	6,874	6,731
[2]	Mercedes-Benz Finance North America LLC	5.500%	11/27/24	2,175	2,195
[2]	Mercedes-Benz Finance North America LLC	4.950%	3/30/25	2,320	2,322
	Stellantis NV	5.250%	4/15/23	2,954	2,952
	Toyota Motor Corp.	0.681%	3/25/24	13,220	12,668

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Toyota Motor Credit Corp.	3.350%	1/8/24	12,250	12,101
	Toyota Motor Credit Corp.	2.500%	3/22/24	7,765	7,579
	Toyota Motor Credit Corp.	4.400%	9/20/24	4,482	4,473
	Toyota Motor Credit Corp.	4.800%	1/10/25	2,800	2,819
[5]	Volkswagen Financial Services Australia Pty Ltd.	3.100%	4/17/23	2,590	1,728
[2]	Volkswagen Group of America Finance LLC	0.875%	11/22/23	15,698	15,235
					188,913
Consumer Staples (5.2%)
[2]	7-Eleven Inc.	0.800%	2/10/24	16,013	15,344
	Altria Group Inc.	4.000%	1/31/24	10,360	10,249
	Altria Group Inc.	3.800%	2/14/24	8,944	8,817
	BAT Capital Corp.	3.222%	8/15/24	12,340	11,980
	Coca-Cola Co.	1.750%	9/6/24	4,340	4,211
	Constellation Brands Inc.	3.600%	5/9/24	4,556	4,490
	Costco Wholesale Corp.	2.750%	5/18/24	5,050	4,943
[2]	Danone SA	2.589%	11/2/23	14,967	14,721
	Diageo Capital plc	2.125%	10/24/24	1,920	1,844
	Haleon UK Capital plc	3.125%	3/24/25	750	725
	Haleon US Capital LLC	3.024%	3/24/24	3,760	3,654
	Hershey Co.	2.050%	11/15/24	2,880	2,778
	Hormel Foods Corp.	0.650%	6/3/24	3,868	3,679
[2]	Kenvue Inc.	5.500%	3/22/25	9,270	9,425
	Keurig Dr Pepper Inc.	0.750%	3/15/24	17,021	16,301
	Mondelez International Inc.	2.125%	3/17/24	5,275	5,129
	PepsiCo Inc.	3.600%	3/1/24	2,810	2,779
	PepsiCo Inc.	3.500%	7/17/25	14,185	13,983
	Philip Morris International Inc.	2.125%	5/10/23	4,712	4,695
	Philip Morris International Inc.	3.600%	11/15/23	9,610	9,519
	Philip Morris International Inc.	2.875%	5/1/24	281	275
	Philip Morris International Inc.	5.125%	11/15/24	16,841	16,968
	Reynolds American Inc.	4.850%	9/15/23	2,820	2,811
	Unilever Capital Corp.	2.600%	5/5/24	3,400	3,323
	Walmart Inc.	2.850%	7/8/24	6,200	6,068
					178,711
Energy (3.6%)
	Canadian Natural Resources Ltd.	3.800%	4/15/24	900	886
	Cheniere Corpus Christi Holdings LLC	5.875%	3/31/25	1,880	1,894
	Chevron Corp.	2.895%	3/3/24	2,000	1,965
	Chevron USA Inc.	3.900%	11/15/24	4,615	4,597
	ConocoPhillips Co.	2.125%	3/8/24	9,930	9,663
	ConocoPhillips Co.	2.400%	3/7/25	2,254	2,164
	Enable Midstream Partners LP	3.900%	5/15/24	2,000	1,959
	Enbridge Inc.	4.000%	10/1/23	9,930	9,844
	Enbridge Inc.	0.550%	10/4/23	4,382	4,267
[4]	Enbridge Inc., SOFR + 0.630%	5.361%	2/16/24	1,610	1,598
	Energy Transfer LP	4.200%	9/15/23	2,210	2,197
	Energy Transfer LP	5.875%	1/15/24	894	894
	Energy Transfer LP	4.900%	2/1/24	5,220	5,177
	Energy Transfer LP	4.500%	4/15/24	252	249
	Equinor ASA	2.650%	1/15/24	2,880	2,834
	Equinor ASA	3.250%	11/10/24	2,000	1,965
	Exxon Mobil Corp.	2.019%	8/16/24	3,178	3,074
	Kinder Morgan Energy Partners LP	3.500%	9/1/23	1,066	1,057
	Kinder Morgan Energy Partners LP	4.150%	2/1/24	4,796	4,746
	Kinder Morgan Energy Partners LP	4.300%	5/1/24	2,977	2,948
	Kinder Morgan Energy Partners LP	4.250%	9/1/24	1,585	1,567

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Kinder Morgan Inc.	5.625%	11/15/23	5,707	5,699
	Phillips 66	0.900%	2/15/24	9,594	9,244
	Pioneer Natural Resources Co.	0.550%	5/15/23	5,000	4,969
	Sabine Pass Liquefaction LLC	5.750%	5/15/24	1,854	1,858
[2]	Saudi Arabian Oil Co.	1.250%	11/24/23	200	195
	Schlumberger Investment SA	3.650%	12/1/23	6,185	6,115
	Shell International Finance BV	2.000%	11/7/24	2,950	2,836
	Sinopec Group Overseas Development 2013 Ltd.	4.375%	10/17/23	410	408
	TotalEnergies Capital International SA	3.700%	1/15/24	536	530
	TransCanada PipeLines Ltd.	3.750%	10/16/23	5,796	5,744
	TransCanada PipeLines Ltd.	1.000%	10/12/24	2,170	2,036
	Western Midstream Operating LP	3.350%	2/1/25	3,050	2,916
	Williams Cos. Inc.	4.500%	11/15/23	9,345	9,295
	Williams Cos. Inc.	4.300%	3/4/24	5,211	5,159
	Williams Cos. Inc.	4.550%	6/24/24	1,198	1,189
					123,738
Financials (32.2%)
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.500%	9/15/23	4,500	4,453
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	1.150%	10/29/23	422	409
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.875%	1/16/24	7,755	7,664
[4]	AerCap Ireland Capital DAC / AerCap Global Aviation Trust, SOFR + 0.680%	5.529%	9/29/23	2,900	2,882
	Affiliated Managers Group Inc.	4.250%	2/15/24	6,784	6,712
	Air Lease Corp.	3.875%	7/3/23	2,812	2,798
	Air Lease Corp.	3.000%	9/15/23	3,375	3,330
	Air Lease Corp.	0.700%	2/15/24	1,837	1,754
	Ally Financial Inc.	3.050%	6/5/23	7,807	7,719
	Ally Financial Inc.	1.450%	10/2/23	10,000	9,598
	American Express Co.	3.400%	2/22/24	2,625	2,587
	American Express Co.	3.375%	5/3/24	14,273	13,996
	American Express Co.	2.500%	7/30/24	10,016	9,685
[2]	ANZ New Zealand International Ltd.	3.400%	3/19/24	4,863	4,779
	Aon Global Ltd.	4.000%	11/27/23	4,500	4,448
	Aon Global Ltd.	3.500%	6/14/24	950	932
[2]	Athene Global Funding	2.800%	5/26/23	1,355	1,348
[2]	Athene Global Funding	1.200%	10/13/23	17,773	17,250
[2]	Athene Global Funding	2.514%	3/8/24	750	728
[2]	Australia & New Zealand Banking Group Ltd.	4.829%	2/3/25	15,000	15,048
[4,5]	Australia & New Zealand Banking Group Ltd., 3M Australian Bank Bill Rate + 1.030%	4.663%	12/6/23	2,521	1,692
[4,5]	Australia & New Zealand Banking Group Ltd., 3M Australian Bank Bill Rate + 2.000%	5.382%	7/26/29	432	290
	Banco Santander SA	2.706%	6/27/24	13,400	12,944
	Banco Santander SA	0.701%	6/30/24	5,698	5,618
	Banco Santander SA	3.496%	3/24/25	1,350	1,297
	Bank of America Corp.	4.125%	1/22/24	8,800	8,744
	Bank of America Corp.	1.486%	5/19/24	1,000	995
	Bank of America Corp.	0.523%	6/14/24	1,919	1,898
	Bank of America Corp.	3.458%	3/15/25	17,161	16,800
	Bank of Montreal	0.400%	9/15/23	5,797	5,663
	Bank of Montreal	0.450%	12/8/23	200	194
	Bank of Montreal	3.300%	2/5/24	15,114	14,848

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Bank of Montreal	4.250%	9/14/24	3,491	3,448
	Bank of Montreal	5.200%	12/12/24	15,000	15,014
	Bank of New York Mellon Corp.	0.350%	12/7/23	1,609	1,554
	Bank of New York Mellon Corp.	3.650%	2/4/24	1,912	1,888
	Bank of New York Mellon Corp.	2.100%	10/24/24	4,750	4,547
	Bank of New York Mellon Corp.	1.600%	4/24/25	820	765
	Bank of New York Mellon Corp.	3.430%	6/13/25	1,284	1,257
	Bank of New York Mellon Corp.	5.224%	11/21/25	1,350	1,353
	Bank of Nova Scotia	0.400%	9/15/23	9,285	9,074
	Bank of Nova Scotia	0.550%	9/15/23	1,000	978
	Bank of Nova Scotia	3.400%	2/11/24	6,017	5,907
	Bank of Nova Scotia	2.440%	3/11/24	15,838	15,402
	Bank of Nova Scotia	0.700%	4/15/24	483	462
	Bank of Nova Scotia	0.650%	7/31/24	4,923	4,643
	Bank of Nova Scotia	5.250%	12/6/24	5,460	5,473
[2]	Banque Federative du Credit Mutuel SA	0.650%	2/27/24	30,000	28,841
	Barclays Bank plc	3.750%	5/15/24	2,702	2,644
	Barclays plc	4.338%	5/16/24	3,967	3,958
	Barclays plc	3.650%	3/16/25	1,575	1,503
[4,5]	Barclays plc, 3M Australian Bank Bill Rate + 1.800%	5.458%	6/15/23	1,250	836
	BlackRock Inc.	3.500%	3/18/24	33,863	33,402
[2]	BNP Paribas SA	3.800%	1/10/24	6,000	5,932
[2]	BPCE SA	4.000%	9/12/23	4,160	4,128
[2]	BPCE SA	5.700%	10/22/23	5,800	5,730
	BPCE SA	4.000%	4/15/24	14,263	14,002
[2]	BPCE SA	4.625%	7/11/24	2,925	2,854
[4,5]	BPCE SA, 3M Australian Bank Bill Rate + 1.100%	4.482%	4/26/23	410	274
[2]	Brighthouse Financial Global Funding	0.600%	6/28/23	10,575	10,445
[2]	Brighthouse Financial Global Funding	1.200%	12/15/23	851	826
	Canadian Imperial Bank of Commerce	0.450%	6/22/23	9,540	9,431
	Canadian Imperial Bank of Commerce	0.500%	12/14/23	1,426	1,381
	Capital One Financial Corp.	3.900%	1/29/24	732	718
	Capital One Financial Corp.	3.300%	10/30/24	2,514	2,403
	Charles Schwab Corp.	3.550%	2/1/24	1,424	1,398
	Citigroup Inc.	1.678%	5/15/24	7,423	7,391
	Citigroup Inc.	4.044%	6/1/24	3,318	3,308
	Citigroup Inc.	3.352%	4/24/25	2,000	1,950
	Commonwealth Bank of Australia	5.079%	1/10/25	10,000	10,047
	Cooperatieve Rabobank UA	3.875%	8/22/24	2,335	2,299
	Cooperatieve Rabobank UA	5.000%	1/13/25	10,900	10,917
[2]	Corebridge Global Funding	0.400%	9/13/23	10,344	10,051
[2]	Corebridge Global Funding	0.450%	12/8/23	7,187	6,911
[2]	Credit Agricole SA	3.750%	4/24/23	4,313	4,310
[2]	Danske Bank A/S	3.875%	9/12/23	115	114
	Discover Bank	4.200%	8/8/23	6,311	6,263
[2]	Equitable Financial Life Global Funding	0.500%	11/17/23	10,024	9,714
	Fifth Third Bancorp	4.300%	1/16/24	3,101	3,029
[2,6]	Five Corners Funding Trust	4.419%	11/15/23	37,505	37,193
[2]	GA Global Funding Trust	1.250%	12/8/23	1,228	1,188
[2]	GA Global Funding Trust	1.000%	4/8/24	7,590	7,233
	GATX Corp.	4.350%	2/15/24	2,334	2,306
[5]	Goldman Sachs Group Inc.	3.600%	5/16/23	2,160	1,441
	Goldman Sachs Group Inc.	1.217%	12/6/23	11,250	10,919
	Goldman Sachs Group Inc.	3.625%	2/20/24	6,270	6,181
	Goldman Sachs Group Inc.	3.000%	3/15/24	18,000	17,602
	Goldman Sachs Group Inc.	0.925%	10/21/24	1,100	1,071

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Goldman Sachs Group Inc.	5.700%	11/1/24	4,240	4,272
[4,5]	Goldman Sachs Group Inc., 3M Australian Bank Bill Rate + 1.200%	4.674%	5/16/23	200	134
	HSBC Holdings plc	4.250%	3/14/24	4,000	3,896
	HSBC Holdings plc	3.950%	5/18/24	12,765	12,718
	HSBC Holdings plc	0.732%	8/17/24	12,477	12,215
	HSBC Holdings plc	3.803%	3/11/25	1,800	1,761
	HSBC USA Inc.	3.750%	5/24/24	5,540	5,412
	HSBC USA Inc.	5.625%	3/17/25	4,845	4,860
	Huntington Bancshares Inc.	4.000%	5/15/25	3,905	3,684
	Huntington National Bank	3.550%	10/6/23	5,924	5,807
[2]	ING Bank NV	5.800%	9/25/23	2,629	2,610
	ING Groep NV	4.100%	10/2/23	4,871	4,830
	Invesco Finance plc	4.000%	1/30/24	40,370	39,995
	Jackson Financial Inc.	1.125%	11/22/23	1,525	1,479
[2]	Jackson National Life Global Funding	3.250%	1/30/24	246	242
	JPMorgan Chase & Co.	3.875%	2/1/24	183	181
	JPMorgan Chase & Co.	3.559%	4/23/24	11,951	11,937
	JPMorgan Chase & Co.	3.625%	5/13/24	5,319	5,251
	JPMorgan Chase & Co.	1.514%	6/1/24	1,277	1,269
	JPMorgan Chase & Co.	3.797%	7/23/24	5,849	5,818
	JPMorgan Chase & Co.	3.875%	9/10/24	11,314	11,122
	JPMorgan Chase & Co.	3.220%	3/1/25	2,250	2,202
	JPMorgan Chase & Co.	3.845%	6/14/25	4,240	4,166
[2]	Liberty Mutual Group Inc.	4.250%	6/15/23	4,024	4,014
	Lloyds Banking Group plc	4.050%	8/16/23	6,800	6,742
[5]	Lloyds Banking Group plc	3.900%	11/23/23	690	458
	Lloyds Banking Group plc	3.900%	3/12/24	612	600
	Lloyds Banking Group plc	0.695%	5/11/24	21,960	21,823
	Marsh & McLennan Cos. Inc.	4.050%	10/15/23	840	833
	Marsh & McLennan Cos. Inc.	3.875%	3/15/24	11,544	11,382
[2]	MassMutual Global Funding II	0.480%	8/28/23	2,000	1,958
[2]	Met Tower Global Funding	0.700%	4/5/24	1,233	1,177
[2]	Metropolitan Life Global Funding I	0.400%	1/7/24	16,681	16,130
[2]	Metropolitan Life Global Funding I	3.600%	1/11/24	7,294	7,221
	Mitsubishi UFJ Financial Group Inc.	3.761%	7/26/23	15,000	14,914
	Mitsubishi UFJ Financial Group Inc.	2.527%	9/13/23	505	498
	Mitsubishi UFJ Financial Group Inc.	3.407%	3/7/24	5,300	5,198
	Mitsubishi UFJ Financial Group Inc.	2.801%	7/18/24	7,300	7,039
	Mitsubishi UFJ Financial Group Inc.	0.848%	9/15/24	268	262
	Mitsubishi UFJ Financial Group Inc.	4.788%	7/18/25	1,524	1,508
	Mitsubishi UFJ Financial Group Inc.	5.719%	2/20/26	6,370	6,386
	Mizuho Financial Group Inc.	1.241%	7/10/24	3,640	3,594
[4]	Morgan Stanley	5.188%	11/10/23	10,296	10,269
	Morgan Stanley	3.737%	4/24/24	3,441	3,435
	Morgan Stanley	3.875%	4/29/24	4,000	3,950
[2]	MUFG Bank Ltd.	4.100%	9/9/23	580	576
[2]	MUFG Bank Ltd.	3.750%	3/10/24	2,660	2,626
	National Australia Bank Ltd.	2.875%	4/12/23	300	300
[2]	National Australia Bank Ltd.	1.388%	1/12/25	5,000	4,715
	National Bank of Canada	5.250%	1/17/25	8,460	8,447
	NatWest Group plc	3.875%	9/12/23	2,620	2,585
	NatWest Group plc	4.519%	6/25/24	2,000	1,990
[2]	NatWest Markets plc	2.375%	5/21/23	2,795	2,781
[2]	New York Life Global Funding	2.900%	1/17/24	594	585
	Nordea Bank Abp	3.750%	8/30/23	5,000	4,952
	ORIX Corp.	4.050%	1/16/24	1,400	1,384
	ORIX Corp.	3.250%	12/4/24	270	262

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Penske Truck Leasing Co. LP / PTL Finance Corp.	4.125%	8/1/23	2,705	2,687
[2]	Penske Truck Leasing Co. LP / PTL Finance Corp.	3.900%	2/1/24	3,447	3,393
	PNC Financial Services Group Inc.	3.500%	1/23/24	7,334	7,198
	PNC Financial Services Group Inc.	3.900%	4/29/24	1,170	1,147
	PNC Financial Services Group Inc.	2.200%	11/1/24	1,734	1,649
[2]	Pricoa Global Funding I	3.450%	9/1/23	347	344
	Principal Financial Group Inc.	3.125%	5/15/23	1,906	1,902
[2]	Principal Life Global Funding II	0.500%	1/8/24	7,059	6,801
[2]	Principal Life Global Funding II	0.750%	4/12/24	4,246	4,059
[2]	Protective Life Global Funding	0.391%	7/7/23	2,500	2,466
[2]	Protective Life Global Funding	0.631%	10/13/23	4,775	4,650
	Protective Life Global Funding	0.631%	10/13/23	300	292
[2]	Protective Life Global Funding	0.473%	1/12/24	2,820	2,711
[2]	Protective Life Global Funding	3.104%	4/15/24	372	364
	Reinsurance Group of America Inc.	4.700%	9/15/23	246	245
[2]	Reliance Standard Life Global Funding II	3.850%	9/19/23	5,700	5,646
	Royal Bank of Canada	3.700%	10/5/23	9,355	9,270
	Royal Bank of Canada	0.425%	1/19/24	5,304	5,100
	Royal Bank of Canada	3.970%	7/26/24	19,498	19,235
	Santander UK Group Holdings plc	1.089%	3/15/25	10,000	9,456
[2]	Santander UK plc	5.000%	11/7/23	2,365	2,333
	Santander UK plc	4.000%	3/13/24	9,500	9,336
[2]	Skandinaviska Enskilda Banken AB	0.550%	9/1/23	6,253	6,137
	State Bank of India	4.500%	9/28/23	650	648
	State Street Corp.	3.700%	11/20/23	281	278
	State Street Corp.	2.354%	11/1/25	5,640	5,397
	State Street Corp.	4.857%	1/26/26	1,740	1,729
	Sumitomo Mitsui Banking Corp.	3.950%	1/10/24	477	470
	Sumitomo Mitsui Financial Group Inc.	3.748%	7/19/23	1,255	1,249
	Sumitomo Mitsui Financial Group Inc.	3.936%	10/16/23	3,021	2,995
	Sumitomo Mitsui Financial Group Inc.	0.508%	1/12/24	400	385
	Sumitomo Mitsui Financial Group Inc.	2.696%	7/16/24	8,817	8,513
	Sumitomo Mitsui Financial Group Inc.	1.474%	7/8/25	298	273
[2]	Sumitomo Mitsui Trust Bank Ltd.	0.800%	9/12/23	3,889	3,808
[2]	Sumitomo Mitsui Trust Bank Ltd.	0.850%	3/25/24	12,431	11,900
[2]	Svenska Handelsbanken AB	0.550%	6/11/24	340	322
	Toronto-Dominion Bank	2.350%	3/8/24	26,387	25,654
	Toronto-Dominion Bank	3.250%	3/11/24	1,233	1,208
	Toronto-Dominion Bank	4.285%	9/13/24	13,884	13,724
	Truist Bank	1.500%	3/10/25	1,940	1,787
[2]	UBS AG	0.450%	2/9/24	7,464	7,115
[2]	UBS AG	0.700%	8/9/24	10,000	9,317
[2]	UBS AG	1.375%	1/13/25	1,880	1,743
[2]	UBS Group AG	1.008%	7/30/24	16,110	15,832
	US Bancorp	3.700%	1/30/24	120	118
	US Bancorp	3.375%	2/5/24	6,502	6,386
[2]	USAA Capital Corp.	0.500%	5/1/24	1,210	1,154
	Wells Fargo & Co.	1.654%	6/2/24	4,456	4,427
	Westpac Banking Corp.	3.650%	5/15/23	50	50
[4,5]	Westpac Banking Corp., 3M Australian Bank Bill Rate + 1.800%	5.488%	6/22/28	5,700	3,816
					1,096,186
Health Care (5.6%)
	AbbVie Inc.	3.750%	11/14/23	1,206	1,194
	AbbVie Inc.	2.600%	11/21/24	3,020	2,914
	Aetna Inc.	3.500%	11/15/24	520	508

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	AmerisourceBergen Corp.	3.400%	5/15/24	11,650	11,429
	Amgen Inc.	3.625%	5/22/24	5,890	5,807
	Amgen Inc.	5.250%	3/2/25	2,390	2,417
	Amgen Inc.	3.125%	5/1/25	7,190	6,979
	Baxter International Inc.	0.868%	12/1/23	586	569
[4]	Baxter International Inc., SOFR + 0.260%	5.038%	12/1/23	8,000	7,919
[2]	Bayer US Finance II LLC	3.875%	12/15/23	15,299	15,124
	Becton Dickinson & Co.	3.363%	6/6/24	4,480	4,398
	Bristol-Myers Squibb Co.	3.625%	5/15/24	1,317	1,305
	Bristol-Myers Squibb Co.	2.900%	7/26/24	807	791
	Cardinal Health Inc.	3.079%	6/15/24	8,750	8,551
	Cigna Group	0.613%	3/15/24	1,410	1,349
	Cigna Group	3.500%	6/15/24	1,124	1,103
	CVS Health Corp.	3.375%	8/12/24	3,184	3,122
[2]	GE HealthCare Technologies Inc.	5.550%	11/15/24	11,512	11,582
	Gilead Sciences Inc.	2.500%	9/1/23	3,736	3,693
	Gilead Sciences Inc.	3.700%	4/1/24	3,882	3,836
	GlaxoSmithKline Capital plc	3.000%	6/1/24	7,766	7,611
	HCA Inc.	5.375%	2/1/25	4,000	4,001
	Humana Inc.	0.650%	8/3/23	2,000	1,972
	McKesson Corp.	3.796%	3/15/24	13,000	12,829
	Novartis Capital Corp.	3.400%	5/6/24	2,090	2,064
	Novartis Capital Corp.	1.750%	2/14/25	1,990	1,898
	PerkinElmer Inc.	0.550%	9/15/23	13,386	13,097
[2]	Roche Holdings Inc.	0.450%	3/5/24	2,650	2,540
	Royalty Pharma plc	0.750%	9/2/23	14,169	13,880
	Shire Acquisitions Investments Ireland DAC	2.875%	9/23/23	6,157	6,080
	Takeda Pharmaceutical Co. Ltd.	4.400%	11/26/23	10,446	10,371
	Thermo Fisher Scientific Inc.	0.797%	10/18/23	11,815	11,542
	Thermo Fisher Scientific Inc.	1.215%	10/18/24	700	665
[4]	Thermo Fisher Scientific Inc., SOFR + 0.350%	4.937%	4/18/23	5,000	5,003
	UnitedHealth Group Inc.	0.550%	5/15/24	790	753
	Wyeth LLC	6.450%	2/1/24	1,120	1,132
					190,028
Industrials (6.0%)
[5]	Aurizon Network Pty Ltd.	4.000%	6/21/24	3,770	2,506
[2]	BAE Systems Holdings Inc.	3.800%	10/7/24	1,360	1,335
	Boeing Co.	4.508%	5/1/23	8,940	8,931
	Boeing Co.	1.433%	2/4/24	7,535	7,283
	Burlington Northern Santa Fe LLC	3.850%	9/1/23	2,194	2,185
	Burlington Northern Santa Fe LLC	3.400%	9/1/24	1,870	1,837
	Canadian Pacific Railway Co.	2.900%	2/1/25	17,500	16,851
	Caterpillar Financial Services Corp.	3.450%	5/15/23	2,088	2,084
	Caterpillar Financial Services Corp.	3.300%	6/9/24	978	963
	Caterpillar Financial Services Corp.	0.600%	9/13/24	2,320	2,195
	Caterpillar Financial Services Corp.	4.900%	1/17/25	6,460	6,507
	Caterpillar Inc.	3.400%	5/15/24	3,625	3,585
	CNH Industrial Capital LLC	1.950%	7/2/23	7,563	7,484
	CNH Industrial Capital LLC	4.200%	1/15/24	5,448	5,388
	CNH Industrial NV	4.500%	8/15/23	2,844	2,828
	Cummins Inc.	3.650%	10/1/23	8,107	8,042
[2]	Daimler Trucks Finance North America LLC	1.125%	12/14/23	9,318	9,046
[2]	Daimler Trucks Finance North America LLC	5.200%	1/17/25	4,400	4,408
	Honeywell International Inc.	2.300%	8/15/24	6,000	5,827
	Huntington Ingalls Industries Inc.	0.670%	8/16/23	15,062	14,765
	John Deere Capital Corp.	4.550%	10/11/24	5,881	5,890
	John Deere Capital Corp.	1.250%	1/10/25	6,060	5,742

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	L3Harris Technologies Inc.	3.850%	6/15/23	475	473
	L3Harris Technologies Inc.	3.950%	5/28/24	2,400	2,361
	Norfolk Southern Corp.	3.850%	1/15/24	526	520
	Parker-Hannifin Corp.	2.700%	6/14/24	1,100	1,071
	Parker-Hannifin Corp.	3.650%	6/15/24	13,450	13,251
	Parker-Hannifin Corp.	3.300%	11/21/24	2,620	2,547
[5]	QPH Finance Co. Pty Ltd.	3.750%	6/7/23	50	33
	Raytheon Technologies Corp.	3.700%	12/15/23	2,976	2,953
	Raytheon Technologies Corp.	3.200%	3/15/24	1,330	1,307
	Republic Services Inc.	4.750%	5/15/23	2,749	2,746
	Ryder System Inc.	3.750%	6/9/23	123	123
	Ryder System Inc.	3.875%	12/1/23	3,530	3,482
	Ryder System Inc.	3.650%	3/18/24	4,933	4,848
	Ryder System Inc.	2.500%	9/1/24	1,250	1,203
[2]	Siemens Financieringsmaatschappij NV	0.650%	3/11/24	6,000	5,763
[2]	Siemens Financieringsmaatschappij NV	3.125%	3/16/24	4,964	4,861
	Southwest Airlines Co.	5.250%	5/4/25	16,668	16,721
	Trane Technologies Luxembourg Finance SA	3.550%	11/1/24	2,248	2,197
	Union Pacific Corp.	2.750%	4/15/23	3,226	3,222
	Union Pacific Corp.	3.500%	6/8/23	5,983	5,963
	Union Pacific Corp.	3.150%	3/1/24	1,349	1,326
					202,653
Materials (2.2%)
	Air Products & Chemicals Inc.	3.350%	7/31/24	384	378
	Carlisle Cos. Inc.	0.550%	9/1/23	3,565	3,490
	Celanese US Holdings LLC	3.500%	5/8/24	2,000	1,954
	Celanese US Holdings LLC	5.900%	7/5/24	1,115	1,116
[2]	Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP	3.300%	5/1/23	7,579	7,567
[2]	Georgia-Pacific LLC	3.734%	7/15/23	1,500	1,491
	Georgia-Pacific LLC	8.000%	1/15/24	1,761	1,798
[2]	Georgia-Pacific LLC	0.625%	5/15/24	11,960	11,394
	Indonesia Asahan Aluminium Persero PT	5.710%	11/15/23	4,126	4,129
	LYB International Finance BV	4.000%	7/15/23	860	855
	LyondellBasell Industries NV	5.750%	4/15/24	7,030	7,034
	Martin Marietta Materials Inc.	0.650%	7/15/23	4,000	3,939
	Martin Marietta Materials Inc.	4.250%	7/2/24	3,000	2,974
	Mosaic Co.	4.250%	11/15/23	15,001	14,858
	Nutrien Ltd.	1.900%	5/13/23	9,555	9,511
	Packaging Corp. of America	3.650%	9/15/24	1,160	1,140
					73,628
Real Estate (4.1%)
	American Tower Corp.	3.000%	6/15/23	7,014	6,978
	American Tower Corp.	0.600%	1/15/24	4,251	4,096
	American Tower Corp.	5.000%	2/15/24	630	628
	American Tower Corp.	2.950%	1/15/25	3,760	3,620
	AvalonBay Communities Inc.	4.200%	12/15/23	6,000	5,952
	Boston Properties LP	3.125%	9/1/23	10,757	10,539
	Boston Properties LP	3.800%	2/1/24	3,774	3,650
	Camden Property Trust	4.875%	6/15/23	5,526	5,518
	Crown Castle Inc.	3.200%	9/1/24	2,358	2,293
	Crown Castle International Corp.	3.150%	7/15/23	7,446	7,397
	Federal Realty Investment Trust	2.750%	6/1/23	1,456	1,448
	Federal Realty Investment Trust	3.950%	1/15/24	12,250	12,093
[5]	General Property Trust Co.	3.591%	11/7/23	4,630	3,084
[5]	General Property Trust Co.	3.673%	9/19/24	580	385
	Kilroy Realty LP	3.450%	12/15/24	4,390	3,949

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kimco Realty OP LLC	2.700%	3/1/24	1,221	1,187
	Mid-America Apartments LP	4.300%	10/15/23	7,889	7,820
	Omega Healthcare Investors Inc.	4.375%	8/1/23	3,553	3,516
	Realty Income Corp.	4.600%	2/6/24	15,503	15,378
[5]	Shopping Centres Australasia Property Group	3.900%	6/7/24	1,440	957
	Simon Property Group LP	2.750%	6/1/23	19,698	19,584
	Simon Property Group LP	3.750%	2/1/24	7,059	6,967
[5]	Stockland Trust Co.	3.300%	3/22/24	1,800	1,192
	Ventas Realty LP	3.500%	4/15/24	1,400	1,369
	Ventas Realty LP	3.750%	5/1/24	1,000	979
	Welltower OP LLC	4.500%	1/15/24	8,669	8,579
					139,158
Technology (2.7%)
	Apple Inc.	1.800%	9/11/24	3,000	2,894
[2]	Dell International LLC / EMC Corp.	5.450%	6/15/23	866	866
	Dell International LLC / EMC Corp.	5.450%	6/15/23	6,074	6,072
	Fiserv Inc.	3.800%	10/1/23	11,840	11,730
	Global Payments Inc.	3.750%	6/1/23	3,637	3,625
	Global Payments Inc.	4.000%	6/1/23	3,699	3,681
	Hewlett Packard Enterprise Co.	4.450%	10/2/23	7,587	7,542
	Hewlett Packard Enterprise Co.	5.900%	10/1/24	6,490	6,572
	International Business Machines Corp.	3.000%	5/15/24	3,251	3,191
	Microsoft Corp.	2.875%	2/6/24	5,168	5,092
	Oracle Corp.	2.400%	9/15/23	8,893	8,775
	Oracle Corp.	3.400%	7/8/24	870	852
	PayPal Holdings Inc.	2.400%	10/1/24	6,113	5,920
	salesforce.com Inc.	0.625%	7/15/24	7,905	7,512
	Skyworks Solutions Inc.	0.900%	6/1/23	5,680	5,638
	Teledyne Technologies Inc.	0.650%	4/1/23	1,700	1,700
	VMware Inc.	0.600%	8/15/23	8,726	8,561
					90,223
Utilities (3.8%)
	Abu Dhabi National Energy Co. PJSC	3.875%	5/6/24	1,100	1,086
	American Water Capital Corp.	3.850%	3/1/24	16,000	15,773
	Baltimore Gas and Electric Co.	3.350%	7/1/23	2,239	2,227
	Berkshire Hathaway Energy Co.	3.750%	11/15/23	2,892	2,865
	Berkshire Hathaway Energy Co.	4.050%	4/15/25	3,000	2,985
	CenterPoint Energy Inc.	2.500%	9/1/24	2,269	2,174
	Consumers Energy Co.	3.375%	8/15/23	1,529	1,517
	Delmarva Power & Light Co.	3.500%	11/15/23	404	399
	DTE Electric Co.	3.650%	3/15/24	7,655	7,543
	Duke Energy Corp.	3.950%	10/15/23	5,000	4,960
	Duke Energy Corp.	3.750%	4/15/24	7,100	7,019
	Duke Energy Progress LLC	3.375%	9/1/23	108	107
	Eastern Energy Gas Holdings LLC	3.550%	11/1/23	9,071	8,974
	Eastern Energy Gas Holdings LLC	2.500%	11/15/24	1,253	1,207
	Entergy Louisiana LLC	0.620%	11/17/23	5,062	4,910
	Eversource Energy	2.800%	5/1/23	1,143	1,139
	Eversource Energy	3.800%	12/1/23	5,344	5,281
[4]	Eversource Energy, SOFR + 0.250%	4.978%	8/15/23	2,400	2,389
	MidAmerican Energy Co.	3.700%	9/15/23	1,382	1,370
	NextEra Energy Capital Holdings Inc.	2.940%	3/21/24	4,000	3,902
	NextEra Energy Capital Holdings Inc.	4.255%	9/1/24	4,965	4,918
	NextEra Energy Capital Holdings Inc.	6.051%	3/1/25	1,350	1,374
[4]	NextEra Energy Capital Holdings Inc., SOFR + 0.400%	5.092%	11/3/23	7,300	7,266
	Oklahoma Gas and Electric Co.	0.553%	5/26/23	53	53

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Public Service Electric and Gas Co.	2.375%	5/15/23	2,556	2,546
	Public Service Enterprise Group Inc.	0.841%	11/8/23	5,368	5,217
	Southern California Edison Co.	0.700%	4/3/23	658	658
	Southern California Edison Co.	3.400%	6/1/23	1,066	1,062
	Southern California Edison Co.	0.700%	8/1/23	285	281
	Southern California Edison Co.	3.500%	10/1/23	7,643	7,563
	Southern Co.	0.600%	2/26/24	4,056	3,886
	Southern Co. Gas Capital Corp.	2.450%	10/1/23	2,645	2,602
	State Grid Overseas Investment 2013 Ltd.	3.125%	5/22/23	1,258	1,255
[2]	State Grid Overseas Investment BVI Ltd.	3.750%	5/2/23	2,353	2,351
[5]	United Energy Distribution Pty Ltd.	3.500%	9/12/23	4,260	2,835
	WEC Energy Group Inc.	0.550%	9/15/23	9,300	9,088
					130,782
Total Corporate Bonds (Cost $2,568,734)					2,555,063
Sovereign Bonds (1.4%)
[5]	Airservices Australia	2.750%	5/15/23	1,060	707
[7]	Korea Monetary Stabilization Bond	3.050%	7/9/23	40,000,000	30,698
[7]	Korea Monetary Stabilization Bond	3.310%	9/9/23	9,000,000	6,925
	Republic of Croatia	5.500%	4/4/23	840	840
	Republic of Hungary	5.375%	3/25/24	5,996	6,007
	Romania	4.375%	8/22/23	2,388	2,378
Total Sovereign Bonds (Cost $46,924)					47,555
				Shares
Temporary Cash Investments (13.8%)
Money Market Fund (2.2%)
[8]	Vanguard Market Liquidity Fund	4.839%		738,498	73,842
			Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (11.6%)
[9]	United States Treasury Bill	5.081%	2/22/24	67,500	64,776

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	United States Treasury Bill	4.632%–4.637%	3/21/24	345,548	330,640
					395,416
Total Temporary Cash Investments (Cost $468,992)					469,258
Total Investments (102.4%) (Cost $3,502,732)					3,487,082
Other Assets and Liabilities—Net (-2.4%)					(81,433)
Net Assets (100%)					3,405,649
Cost is in $000.
1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2023, the aggregate value was $661,193,000, representing 19.4% of net assets.
3	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
5	Face amount denominated in Australian dollars.
6	Securities with a value of $889,000 have been segregated as initial margin for open futures contracts.
7	Face amount denominated in Korean won.
8	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
9	Securities with a value of $1,405,000 have been segregated as collateral for open forward currency contracts.
3M—3-month.
DAC—Designated Activity Company.
REMICS—Real Estate Mortgage Investment Conduits.
SOFR—Secured Overnight Financing Rate.
SOFR30A—30 Day Average Secured Overnight Financing Rate.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	June 2023	1,008	208,105	1,290

Short Futures Contracts
5-Year U.S. Treasury Note	June 2023	(97)	(10,622)	(193)
				1,097

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
Morgan Stanley Capital Services Inc.	6/21/23	AUD	863	USD	576	2	—
Morgan Stanley Capital Services Inc.	6/21/23	AUD	86	USD	58	—	—

Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
JPMorgan Chase Bank, N.A.	7/10/23	KRW	9,000,000	USD	7,078	—	(120)
Morgan Stanley Capital Services Inc.	6/21/23	USD	22,581	AUD	33,797	—	(79)
JPMorgan Chase Bank, N.A.	7/10/23	USD	17,551	KRW	24,000,000	—	(1,000)
Citibank, N.A.	7/10/23	USD	16,199	KRW	21,000,000	—	(32)
JPMorgan Chase Bank, N.A.	9/20/23	USD	7,105	KRW	9,000,000	117	—
BNP Paribas	7/10/23	USD	4,387	KRW	6,000,000	—	(251)
						119	(1,482)
AUD—Australian dollar.
KRW—Korean won.
USD—U.S. dollar.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of March 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Asset-Backed/Commercial Mortgage-Backed Securities	—	415,206	—	415,206
Corporate Bonds	—	2,555,063	—	2,555,063
Sovereign Bonds	—	47,555	—	47,555
Temporary Cash Investments	73,842	395,416	—	469,258
Total	73,842	3,413,240	—	3,487,082
Derivative Financial Instruments
Assets
Futures Contracts[1]	1,290	—	—	1,290
Forward Currency Contracts	—	119	—	119
Total	1,290	119	—	1,409
Liabilities
Futures Contracts[1]	193	—	—	193
Forward Currency Contracts	—	1,482	—	1,482
Total	193	1,482	—	1,675
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.